Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill Disclosure [Abstract]
Goodwill Disclosure [Text Block]

13. Goodwill

The following tables outline the change in goodwill for the years ended December 31, 2014 and 2013.

			December 31, 2014
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$383,473	$423,164	$459,267	$1,265,904
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	383,473	423,164	98,710	905,347
Goodwill recognized on acquisitions, during the year	11,594	68,244	-	79,838
Goodwill adjustments in respect of prior year acquisitions, during the year	-	526	-	526
Goodwill transferred to net assets held for sale, during the year	-	-	(15,949)	(15,949)
Foreign currency exchange adjustment, for the year	(32,468)	-	-	(32,468)

Goodwill, stated at cost	362,599	491,934	443,318	1,297,851
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$362,599	$491,934	$82,761	$937,294

			December 31, 2013
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$409,296	$421,108	$459,267	$1,289,671
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	409,296	421,108	98,710	929,114
Goodwill recognized on acquisitions, during the year	371	474	-	845
Goodwill adjustments in respect of prior year acquisitions, during the year	272	1,582	-	1,854
Foreign currency exchange adjustment, for the year	(26,466)	-	-	(26,466)

Goodwill, stated at cost	383,473	423,164	459,267	1,265,904
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$383,473	$423,164	$98,710	$905,347

In 2014, adjustments to preliminary purchase price allocations resulted in a $nil (2013 - $1,429 ) increase to goodwill.

The Company has not disposed of any goodwill or recognized an impairment charge for the years ended December 31, 2014 and 2013.

In October 2014, certain developments, including current local support for the development of the operating location necessary to execute the New York City long-term contract, made the likelihood of being awarded the contract indeterminate at that time. In light of those developments, the Company was required to re-perform step one of the goodwill impairment test to determine if the carrying amount of the U.S. northeast reporting unit was in excess of its fair value. The results of the step one test for impairment indicated that this reporting unit may be impaired. Accordingly, the Company performed step two of the goodwill impairment test with the assistance of an independent valuation firm.

Step two of the impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. The fair value of goodwill for the U.S. northeast reporting unit was determined in the same manner as the value of goodwill determined in a business combination, whereby the excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the fair value of goodwill. Fair value is the amount at which an item can be bought or sold in a current transaction between willing parties, other than in a forced sale or liquidation.

The Company applied certain valuation and appraisal techniques appropriate for the asset or liability being fair valued. For example, the Company’s vehicles and other equipment were valued applying both the indirect and direct valuation approaches. Fair values attributable to customer list intangibles, landfill assets and trade names were determined applying a discounted cash flow approach and the cost method was applied to determine the fair value of the Company’s transfer station permits.

The results of the step two test of impairment support the carrying amount of the U.S. northeast reporting unit’s goodwill.